Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 235,983	$ 226,524	$ 208,702
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	20,066	19,117	17,927
Share-based compensation	12,319	12,596	11,473
Deferred income tax provision	2,720	4,687	289
Provision for doubtful accounts	3,487	2,688	2,609
Non-cash contribution to 401(k) plan	2,348	1,963	1,759
Gain on sale of property and equipment	(189)	(487)	(1,292)
Excess tax benefits from share-based compensation		(2,422)	(1,828)
Changes in operating assets and liabilities:
Accounts receivable	(26,941)	(26,121)	(41,068)
Inventories	(9,729)	(3,652)	(98,741)
Accounts payable and other liabilities	39,759	(13,225)	45,242
Other, net	(2,067)	(285)	(92)
Net cash provided by operating activities	277,756	221,383	144,980
Cash flows from investing activities:
Capital expenditures	(43,577)	(23,698)	(21,512)
Proceeds from sale of property and equipment	744	760	2,388
Net cash used in investing activities	(42,833)	(22,938)	(19,124)
Cash flows from financing activities:
Dividends on Common and Class B common stock	(127,604)	(98,532)	(69,870)
Purchase of additional ownership from non-controlling interest	(42,909)		(87,735)
Distributions to non-controlling interest	(38,900)	(39,754)	(43,258)
Net (repayments) proceeds under revolving credit agreement	(10,006)	(56,256)	74,729
Net (repayments) proceeds from other long-term obligations	(150)	(157)	235
Payment of fees related to revolving credit agreement			(381)
Excess tax benefits from share-based compensation		2,422	1,828
Net proceeds from issuances of common stock	5,653	5,957	4,245
Net cash used in financing activities	(213,916)	(186,320)	(120,207)
Effect of foreign exchange rate changes on cash and cash equivalents	(226)	(1,343)	(680)
Net increase in cash and cash equivalents	20,781	10,782	4,969
Cash and cash equivalents at beginning of year	35,229	24,447	19,478
Cash and cash equivalents at end of year	$ 56,010	$ 35,229	$ 24,447